Ameritas Life Insurance Corp.

("Ameritas Life")

Supplement to:

Corporate Benefit VUL, Overture Applause!,

Overture Applause! II, Overture Bravo!, Overture Encore!,

Overture Viva!, and Overture Annuity III-Plus

Prospectuses Dated May 1, 2007

Excel Choice and Excel Executive Edge

Prospectuses Dated November 5, 2007

Overture Ovation!, Protector hVUL,

and Excel Accumulator

Prospectuses Dated May 1, 2008

Overture Annuity II, Overture Annuity III,

Overture Accent!, and Overture Acclaim!

Prospectuses Dated September 1, 2009

VA I and VA II and VA II SA

Prospectuses Dated December 31, 2009

Excel Performance VUL (NY)

Prospectus Dated May 1, 2010

Advantage VA III

Prospectus Dated May 1, 2012

Medley!

Prospectus Dated May 1, 2013

Overture Medley®

Prospectus Dated May 1, 2016

Excel Performance VUL

Prospectus Dated May 1, 2019

Ameritas Performance II VUL

Prospectus Dated May 1, 2020

Supplement Dated September 3, 2020

On June 26, 2020, American Century Investments announced that the name of the American Century VP Income & Growth Fund, Class I (the “Portfolio”) will change to American Century VP Disciplined Core Value Fund, Class I, effective September 25, 2020. This name change is applicable to all references to the Portfolio in your prospectus and supporting materials.

All other provisions remain as stated in your Policy and prospectus, as supplemented.

Please retain this Supplement with the current prospectus for your variable Policy with

Ameritas Life Insurance Corp.

If you do not have a current prospectus, please contact Ameritas Life at 800-745-1112.

IN 2459 09-20